Acquisitions and Divestitures - Additional Information (Detail) $ in Thousands, $ in Millions			6 Months Ended	12 Months Ended
	Jul. 10, 2017 USD ($)	Jul. 07, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about business combination [line items]
Net cash paid				$ 121,664		$ 603
Proceeds from issuance of flow-through shares					$ 16.6		$ 46.7
Provision			$ 1,900	1,900
Flow-through share premium liability	$ 4,700			0
Acquisition related costs				4,270
Net loss before tax				$ 792		$ 48,698
Integra gold corporation [member]
Disclosure of detailed information about business combination [line items]
Date of acquisition				Jul. 10, 2017	Jul. 10, 2017
Description of arrangement for former shareholders				Under the terms of the Arrangement former Integra shareholders were entitled to receive, at their option, for each Integra share they own either (i) 0.2425 Eldorado shares plus C$0.0001 in cash, (ii) C$1.2125 in cash, in both (i) and (ii) subject to pro ration, or (iii) 0.18188 of an Eldorado share and C$0.30313 in cash	Under the terms of the Arrangement former Integra shareholders were entitled to receive, at their option, for each Integra share they own either (i) 0.2425 Eldorado shares plus C$0.0001 in cash, (ii) C$1.2125 in cash, in both (i) and (ii) subject to pro ration, or (iii) 0.18188 of an Eldorado share and C$0.30313 in cash
Number of shares issued	77,180,898		77,180,898	77,180,898
Fair value of shares issued	$ 188,061		$ 188,061	$ 188,061
Cash paid	99,823
Advances as part of consideration	27,046
Fair value of the existing available-for-sale investment	41,968		41,968	41,968
Gain on marketable securities	28,363
Taxes as a reversal of the unrealized gain	$ 4,023
Average foreign exchange rate		0.776
Goodwill			92,591	92,591
Goodwill deductible for tax purposes			0	0
Net cash paid				121,664
Cash consideration, including advances to Integra			126,869	126,869
Cash balance			5,205	5,205
Acquisition related costs				4,270
Net loss before tax			$ (5,997)	$ (18,173)